Fair Value Of Financial Instruments (Tables)	12 Months Ended
Jul. 31, 2014
Fair Value of Financial Instruments [Abstract]
Schedule Of Derivative Liabilities At Fair Value

		Conversion
	Warrant	Feature
	Liability	Liability	Total

Balance at July 31, 2012	$286,000	$33,000	$319,000
Issuances	-	-	-
Settlement of conversion feature liability	-	(33,000)	(33,000)
Adjustments to estimated fair value	(235,000)	-	(235,000)
Balance at July 31, 2013	$51,000	$-	$51,000
Issuances	-	-	-
Settlement of warrant liability	(97,000)	-	(97,000)
Adjustments to estimated fair value	55,000	-	55,000
Balance at July 31, 2014	$9,000	$-	$9,000